MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Amortized cost	$ 86,277	$ 91,207
Gross Unrealized gains	0	54
Gross Unrealized losses	(8,211)	(1,285)
Fair Value	78,066	89,976
Maturing within one year
MARKETABLE SECURITIES
Gross Unrealized losses	(225)
Fair Value	3,411
Maturing between one to five years
MARKETABLE SECURITIES
Gross Unrealized losses	(7,986)
Fair Value	74,655
Corporate Bonds | Maturing within one year
MARKETABLE SECURITIES
Amortized cost	1,531
Gross Unrealized gains	0
Gross Unrealized losses	(32)
Fair Value	1,499
Corporate Bonds | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	81,866	88,327
Gross Unrealized gains	0	54
Gross Unrealized losses	(7,897)	(1,248)
Fair Value	73,969	87,133
Government Bond | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	2,880	2,880
Gross Unrealized gains	0	0
Gross Unrealized losses	(282)	(37)
Fair Value	$ 2,598	$ 2,843